Premises and Equipment [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment [Table Text Block]
Premises and equipment at March 31, 2020 and 2021 consisted of the following:

	2020	2021
	(in millions)
Land	¥380,477	¥379,560
Buildings	782,367	765,341
Equipment and furniture	623,676	564,273
Leasehold improvements	310,957	303,164
Construction in progress	35,594	46,513

Total	2,133,071	2,058,851
Less accumulated depreciation	1,203,542	1,183,859

Premises and equipment-net	¥929,529	¥874,992